Intangible assets (Details 2)	12 Months Ended
Dec. 31, 2017
Intangible Exploration And Evaluation Assets [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Useful lives or amortisation rates intangible assets other than goodwill	UOP - 33
Transport rights of natural gas [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Useful lives or amortisation rates intangible assets other than goodwill	3
Other concessions, licenses, trademarks and similar items [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Useful lives or amortisation rates intangible assets other than goodwill	3 - 33
Service concession arrangement [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Useful lives or amortisation rates intangible assets other than goodwill	20 - 33
Other Intangible Assets [Member]
DisclosureOfIntangibleAssetsExplanatoryLineItems [Line Items]
Useful lives or amortisation rates intangible assets other than goodwill	4 - 20